General (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 segments	Dec. 31, 2015 segments country
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of Countries in which Entity Operates | country		29
Number of segments | segments	2	2